Shareholder Report, Holdings (Details)	May 31, 2026
C000170217 | Apple9347251
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170217 | Alphabet9347246
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170217 | Amazon.com9347248
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170217 | Carvana9347283
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170217 | Sea9347464
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | NIKE9347375
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | Airbnb9347243
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | DoorDash9347304
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Spotify Technology9347404
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Starbucks9347410
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170217 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170217 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000170216 | Novo Nordisk9347166
Holdings [Line Items]
Percent of Total Investments	3.80%
C000170216 | Eli Lilly9347028
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170216 | Edwards Lifesciences9347025
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170216 | Roche Holding9347137
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | AbbVie9346994
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Welltower9347108
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | Ventas9347105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Merck9347065
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Bristol-Myers Squibb9347012
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Amgen9347004
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170216 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000170216 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170216 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170216 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170216 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170216 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170216 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170216 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170216 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170216 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000170216 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170216 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171851 | Robinhood Markets9347597
Holdings [Line Items]
Percent of Total Investments	6.80%
C000171851 | Block9347489
Holdings [Line Items]
Percent of Total Investments	6.60%
C000171851 | PayPal Holdings9347582
Holdings [Line Items]
Percent of Total Investments	5.50%
C000171851 | Coinbase Global9347505
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171851 | Fiserv9347522
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171851 | Adyen9347679
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171851 | Circle Internet Group9347502
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171851 | Intuit9347544
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171851 | SoFi Technologies9347606
Holdings [Line Items]
Percent of Total Investments	4.10%
C000171851 | Affirm Holdings9347474
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171851 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171851 | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000171851 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171851 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171851 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171851 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171851 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171851 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171851 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171851 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171852 | STMicroelectronics9347897
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171852 | Lattice Semiconductor9347767
Holdings [Line Items]
Percent of Total Investments	6.20%
C000171852 | Rambus9347793
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Dexcom9347726
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171852 | Garmin9347734
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171852 | Advantech9347857
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171852 | Samsara9347802
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171852 | MediaTek9347863
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171852 | Skyworks Solutions9347814
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171852 | QUALCOMM9347791
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171852 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171852 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000171852 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171852 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171852 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171852 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171852 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171852 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000171853 | Keyence9347829
Holdings [Line Items]
Percent of Total Investments	9.30%
C000171853 | ABB9347757
Holdings [Line Items]
Percent of Total Investments	9.00%
C000171853 | FANUC9347822
Holdings [Line Items]
Percent of Total Investments	9.00%
C000171853 | NVIDIA9347727
Holdings [Line Items]
Percent of Total Investments	8.30%
C000171853 | Intuitive Surgical9347721
Holdings [Line Items]
Percent of Total Investments	6.10%
C000171853 | Shenzhen Inovance Technology9347780
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171853 | SMC9347834
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171853 | Daifuku9347820
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171853 | RoboTechnik Intelligent Technology9347776
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171853 | Yaskawa Electric9347837
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171853 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171853 | United States
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000171853 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171853 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171853 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000171853 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000171853 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171853 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000178804 | Quanta Services9348059
Holdings [Line Items]
Percent of Total Investments	4.20%
C000178804 | CSX9347943
Holdings [Line Items]
Percent of Total Investments	3.50%
C000178804 | Eaton PLC9347961
Holdings [Line Items]
Percent of Total Investments	3.30%
C000178804 | Howmet Aerospace9347999
Holdings [Line Items]
Percent of Total Investments	3.30%
C000178804 | Trane Technologies PLC9348091
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178804 | Union Pacific9348100
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Nucor9348044
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Rockwell Automation9348067
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Norfolk Southern9348042
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | United Rentals9348101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000178804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000178804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000178804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000198888 | Intel9348263
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198888 | QUALCOMM9348293
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198888 | NVIDIA9348281
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198888 | Alphabet9348213
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198888 | WNC9348191
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198888 | Infineon Technologies9348324
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198888 | Tesla9348304
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198888 | Microsoft9348273
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198888 | STMicroelectronics9348335
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198888 | Nebius Group9348278
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198888 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198888 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198888 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000198888 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198888 | China
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000198888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000198888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198888 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198548 | SK hynix9348555
Holdings [Line Items]
Percent of Total Investments	7.10%
C000198548 | Micron Technology9348451
Holdings [Line Items]
Percent of Total Investments	5.80%
C000198548 | Advanced Micro Devices9348381
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198548 | Samsung Electronics9348554
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198548 | Intel9348441
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198548 | Cisco Systems9348412
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198548 | Broadcom9348398
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198548 | Taiwan Semiconductor Manufacturing9348586
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198548 | Oracle9348468
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198548 | Apple9348393
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198548 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198548 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000198548 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198548 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198548 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000198548 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198548 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198548 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198548 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198548 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198548 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198548 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203266 | Guardant Health9348792
Holdings [Line Items]
Percent of Total Investments	5.60%
C000203266 | Illumina9348795
Holdings [Line Items]
Percent of Total Investments	4.80%
C000203266 | Natera9348812
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203266 | BioMarin Pharmaceutical9348756
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | Arrowhead Pharmaceuticals9348742
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | Legend Biotech9348876
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Praxis Precision Medicines9348821
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Twist Bioscience9348847
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Vertex Pharmaceuticals9348858
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | CRISPR Therapeutics9348772
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203266 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000203266 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203266 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203266 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203266 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203266 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000203266 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210838 | Snowflake9348950
Holdings [Line Items]
Percent of Total Investments	6.30%
C000210838 | Datadog9348898
Holdings [Line Items]
Percent of Total Investments	6.30%
C000210838 | DigitalOcean Holdings9348905
Holdings [Line Items]
Percent of Total Investments	5.50%
C000210838 | Akamai Technologies9348882
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210838 | ServiceNow9348944
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210838 | Twilio9348957
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210838 | Workday9348963
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Cloudflare9348895
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Paycom Software9348930
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210838 | Salesforce9348941
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210838 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000210838 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210838 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210838 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210838 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214985 | Okta9349175
Holdings [Line Items]
Percent of Total Investments	7.50%
C000214985 | Crowdstrike Holdings9349162
Holdings [Line Items]
Percent of Total Investments	7.30%
C000214985 | Fortinet9349164
Holdings [Line Items]
Percent of Total Investments	7.30%
C000214985 | Palo Alto Networks9349180
Holdings [Line Items]
Percent of Total Investments	7.00%
C000214985 | Akamai Technologies9349152
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214985 | SailPoint9349194
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214985 | Rubrik9349191
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214985 | Zscaler9349208
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214985 | Tenable Holdings9349203
Holdings [Line Items]
Percent of Total Investments	4.50%
C000214985 | Gen Digital9349166
Holdings [Line Items]
Percent of Total Investments	4.50%
C000214985 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214985 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000214985 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214985 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214985 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214985 | Israel
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214985 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214548 | Global X Blockchain ETF9349141
Holdings [Line Items]
Percent of Total Investments	21.70%
C000214548 | Global X Artificial Intelligence & Technology ETF9349138
Holdings [Line Items]
Percent of Total Investments	21.00%
C000214548 | Global X Hydrogen ETF9349148
Holdings [Line Items]
Percent of Total Investments	21.00%
C000214548 | Global X Data Center & Digital Infrastructure ETF9349144
Holdings [Line Items]
Percent of Total Investments	19.10%
C000214548 | Global X Lithium & Battery Tech ETF9349150
Holdings [Line Items]
Percent of Total Investments	17.30%
C000214548 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000214548 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000214539 | Electronic Arts9349107
Holdings [Line Items]
Percent of Total Investments	7.20%
C000214539 | Take-Two Interactive Software9349116
Holdings [Line Items]
Percent of Total Investments	6.80%
C000214539 | NetEase9349100
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214539 | Krafton9349065
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214539 | International Games System9349091
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214539 | Unity Software9349123
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214539 | Nintendo9349049
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214539 | Konami Group9349043
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214539 | Square Enix Holdings9349056
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214539 | CD Projekt9349082
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214539 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214539 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214539 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000214539 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214539 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000214539 | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000214539 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214539 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214539 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220776 | Dexcom9349401
Holdings [Line Items]
Percent of Total Investments	4.90%
C000220776 | IQVIA Holdings9349427
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220776 | Oscar Health9349450
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220776 | GE HealthCare Technologies9349407
Holdings [Line Items]
Percent of Total Investments	4.20%
C000220776 | Veeva Systems9349479
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Koninklijke Philips9349383
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Masimo9349439
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Pro Medicus9349370
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Hims & Hers Health9349413
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | ResMed9349461
Holdings [Line Items]
Percent of Total Investments	3.80%
C000220776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220776 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000220776 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220776 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220776 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220776 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222117 | Bloom Energy9349569
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222117 | Samsung SDI9349532
Holdings [Line Items]
Percent of Total Investments	7.70%
C000222117 | First Solar9349584
Holdings [Line Items]
Percent of Total Investments	7.00%
C000222117 | Nextpower9349593
Holdings [Line Items]
Percent of Total Investments	6.10%
C000222117 | Contemporary Amperex Technology9349508
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222117 | Enphase Energy9349579
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222117 | Vestas Wind Systems9349496
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222117 | Plug Power9349596
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222117 | Nibe Industrier9349535
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222117 | QuantumScape9349599
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222117 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222117 | United States
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000222117 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222117 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222117 | China
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222117 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222117 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222117 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222332 | Equinix9349631
Holdings [Line Items]
Percent of Total Investments	12.20%
C000222332 | Digital Realty Trust9349629
Holdings [Line Items]
Percent of Total Investments	10.90%
C000222332 | American Tower9349617
Holdings [Line Items]
Percent of Total Investments	9.60%
C000222332 | Crown Castle9349626
Holdings [Line Items]
Percent of Total Investments	7.10%
C000222332 | NEXTDC9349660
Holdings [Line Items]
Percent of Total Investments	5.30%
C000222332 | SK hynix9349669
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222332 | Applied Digital9349620
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222332 | Micron Technology9349641
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222332 | Marvell Technology9349636
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222332 | SBA Communications9349647
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222332 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222332 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000222332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222332 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222332 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000226290 | American Water Works9349911
Holdings [Line Items]
Percent of Total Investments	8.20%
C000226290 | Ferguson Enterprises9349938
Holdings [Line Items]
Percent of Total Investments	7.70%
C000226290 | Xylem9349971
Holdings [Line Items]
Percent of Total Investments	7.60%
C000226290 | United Utilities Group PLC9349865
Holdings [Line Items]
Percent of Total Investments	6.50%
C000226290 | Pentair PLC9349960
Holdings [Line Items]
Percent of Total Investments	6.20%
C000226290 | Watts Water Technologies9349968
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226290 | Essential Utilities9349935
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226290 | Severn Trent PLC9349860
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226290 | Core & Main9349928
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226290 | Zurn Elkay Water Solutions9349977
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226290 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000226290 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226290 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226290 | China
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226290 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226290 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228454 | Kubota9350014
Holdings [Line Items]
Percent of Total Investments	11.80%
C000228454 | Deere9350055
Holdings [Line Items]
Percent of Total Investments	11.80%
C000228454 | Nutrien9350071
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228454 | Corteva9350052
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228454 | AGCO9350037
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228454 | Lindsay9350067
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228454 | CNH Industrial9350049
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228454 | FMC9350057
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228454 | Yuan Longping High-tech Agriculture9350004
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228454 | Hebei Yangyuan Zhihui Beverage9349999
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228454 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228454 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000228454 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228454 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000228454 | China
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228454 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228454 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228454 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228456 | IREN9350171
Holdings [Line Items]
Percent of Total Investments	12.60%
C000228456 | Circle Internet Group9350147
Holdings [Line Items]
Percent of Total Investments	11.30%
C000228456 | Coinbase Global9350153
Holdings [Line Items]
Percent of Total Investments	9.50%
C000228456 | BitMine Immersion Technologies9350131
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228456 | Hut 89350086
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228456 | Riot Platforms9350177
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228456 | Cleanspark9350150
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228456 | Applied Digital9350116
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228456 | Cipher Digital9350144
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228456 | Core Scientific9350155
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228456 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228456 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000228456 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228456 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228456 | China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228456 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228456 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228456 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000228456 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228457 | Doosan Fuel Cell9350222
Holdings [Line Items]
Percent of Total Investments	12.20%
C000228457 | Plug Power9350263
Holdings [Line Items]
Percent of Total Investments	11.80%
C000228457 | Bloom Energy9350252
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228457 | Ceres Power Holdings PLC9350193
Holdings [Line Items]
Percent of Total Investments	9.90%
C000228457 | Ballard Power Systems9350249
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228457 | ITM Power PLC9350199
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228457 | NEL9350237
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228457 | SFC Energy9350191
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228457 | FuelCell Energy9350258
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228457 | Vina Tech9350234
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228457 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228457 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228457 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000228457 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228457 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000228457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000228457 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228457 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228457 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228457 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243865 | Palantir Technologies9351029
Holdings [Line Items]
Percent of Total Investments	8.80%
C000243865 | RTX9351041
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243865 | Northrop Grumman9351024
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243865 | General Dynamics9350997
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243865 | Lockheed Martin9351016
Holdings [Line Items]
Percent of Total Investments	7.70%
C000243865 | Rheinmetall9350912
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243865 | BAE Systems PLC9350935
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243865 | L3Harris Technologies9351010
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243865 | Leonardo9350950
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243865 | Hanwha Aerospace9350953
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243865 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243865 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000243865 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243865 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243865 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243865 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243865 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243865 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243865 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249893 | Shin-Etsu Chemical9351245
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249893 | Heidelberg Materials9350978
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249893 | Holcim9350975
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | ArcelorMittal9351124
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Larsen & Toubro9351172
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Canadian National Railway9350969
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Canadian Pacific Kansas City9350972
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Vinci9351012
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Ferrovial9350991
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Prysmian9351211
Holdings [Line Items]
Percent of Total Investments	2.90%
C000249893 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249893 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249893 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249893 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000249893 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000249893 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000249893 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249893 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249893 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249893 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000263974 | Micron Technology9351747
Holdings [Line Items]
Percent of Total Investments	12.10%
C000263974 | Broadcom9351714
Holdings [Line Items]
Percent of Total Investments	10.10%
C000263974 | Taiwan Semiconductor Manufacturing9351694
Holdings [Line Items]
Percent of Total Investments	9.70%
C000263974 | NVIDIA9351760
Holdings [Line Items]
Percent of Total Investments	9.20%
C000263974 | SK hynix9351659
Holdings [Line Items]
Percent of Total Investments	5.10%
C000263974 | ARM Holdings PLC9351686
Holdings [Line Items]
Percent of Total Investments	4.90%
C000263974 | Advanced Micro Devices9351700
Holdings [Line Items]
Percent of Total Investments	4.70%
C000263974 | QUALCOMM9351766
Holdings [Line Items]
Percent of Total Investments	4.40%
C000263974 | Cisco Systems9351721
Holdings [Line Items]
Percent of Total Investments	4.20%
C000263974 | MediaTek9351670
Holdings [Line Items]
Percent of Total Investments	4.20%
C000263974 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000263974 | France
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000263974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263974 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263974 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000263398 | U.S. Treasury Bills9351923
Holdings [Line Items]
Percent of Total Investments	22.10%
C000263398 | Rocket Lab9351955
Holdings [Line Items]
Percent of Total Investments	19.50%
C000263398 | Planet Labs PBC9351949
Holdings [Line Items]
Percent of Total Investments	10.60%
C000263398 | AST SpaceMobile9351925
Holdings [Line Items]
Percent of Total Investments	9.90%
C000263398 | Redwire9351953
Holdings [Line Items]
Percent of Total Investments	5.70%
C000263398 | Intuitive Machines9351943
Holdings [Line Items]
Percent of Total Investments	4.70%
C000263398 | Viasat9351972
Holdings [Line Items]
Percent of Total Investments	4.50%
C000263398 | SES9351874
Holdings [Line Items]
Percent of Total Investments	4.40%
C000263398 | Iridium Communications9351946
Holdings [Line Items]
Percent of Total Investments	4.40%
C000263398 | MDA Space9351870
Holdings [Line Items]
Percent of Total Investments	4.30%
C000263398 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000263398 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263398 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000263398 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263398 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263398 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263398 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263398 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263398 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263398 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263398 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263398 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.40%

[1]	Amount is less than 0.05%.